UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Dreman High Return Equity Fund

	Shares	Value ($)

Common Stocks 100.0%
Consumer Discretionary 10.6%
Hotels Restaurants & Leisure 1.2%
Carnival Corp. (Unit) (a)	1,452,340	28,407,770
Media 1.7%
Walt Disney Co. (a)	2,337,315	39,196,773
Specialty Retail 7.7%
Lowe's Companies, Inc.	3,984,870	63,120,341
Staples, Inc. (a)	7,036,605	112,233,849

		175,354,190

Consumer Staples 8.0%
Tobacco
Altria Group, Inc. (a)	8,521,393	131,570,308
Philip Morris International, Inc.	1,536,209	51,416,915

		182,987,223
Energy 30.0%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp. (a)	3,158,684	110,396,006
Apache Corp. (a)	1,634,560	96,586,150
Chesapeake Energy Corp. (a)	3,869,446	60,518,135
Chevron Corp. (a)	1,352,341	82,100,622
ConocoPhillips (a)	3,801,896	142,000,816
Devon Energy Corp. (a)	2,580,875	112,706,811
Occidental Petroleum Corp. (a)	952,163	49,388,695
Valero Energy Corp. (a)	1,715,470	33,245,809

		686,943,044
Financials 17.3%
Capital Markets 2.7%
The Goldman Sachs Group, Inc.	687,305	62,599,739
Commercial Banks 6.5%
PNC Financial Services Group, Inc. (a)	1,452,102	39,700,469
SunTrust Banks, Inc.	1,336,230	16,074,847
US Bancorp. (a)	2,975,645	42,581,480
Wells Fargo & Co. (a)	4,211,380	50,957,698

		149,314,494
Consumer Finance 1.1%
American Express Co. (a)	2,003,663	24,164,176
Diversified Financial Services 4.4%
Bank of America Corp. (a)	9,633,932	38,054,031
Citigroup, Inc. (a)	5,407,610	8,111,415
JPMorgan Chase & Co.	2,343,074	53,539,241

		99,704,687
Insurance 2.6%
Allstate Corp. (a)	2,037,779	34,295,821
The Travelers Companies, Inc. (a)	713,457	25,791,470

		60,087,291
Thrifts & Mortgage Finance 0.0%
Washington Mutual, Inc.	12,654,430	316,361
Health Care 15.5%
Health Care Equipment & Supplies 1.5%
Zimmer Holdings, Inc.* (a)	1,008,430	35,315,219
Health Care Providers & Services 6.6%
Aetna, Inc. (a)	2,058,921	49,146,444
UnitedHealth Group, Inc. (a)	5,133,303	100,869,404

		150,015,848
Pharmaceuticals 7.4%
Pfizer, Inc. (a)	5,391,303	66,366,940
Wyeth	2,533,216	103,405,877

		169,772,817
Industrials 11.2%
Aerospace & Defense 4.1%
Northrop Grumman Corp.	1,235,897	46,173,112

United Technologies Corp. (a)	1,175,145	47,981,170

		94,154,282
Air Freight & Logistics 1.8%
FedEx Corp. (a)	940,582	40,642,548
Industrial Conglomerates 2.5%
General Electric Co. (a)	6,908,760	58,793,548
Machinery 2.8%
Caterpillar, Inc. (a)	1,274,559	31,366,897
Eaton Corp. (a)	889,075	32,140,061

		63,506,958
Information Technology 1.4%
Communications Equipment 0.0%
Nortel Networks Corp.*	111,754	9,164
Software 1.4%
Microsoft Corp. (a)	2,008,119	32,431,122
Materials 3.9%
Metals & Mining
BHP Billiton Ltd. (ADR) (a)	1,574,250	57,334,185
Newmont Mining Corp. (a)	782,831	32,589,255

		89,923,440
Telecommunication Services 2.1%
Diversified Telecommunication Services
Verizon Communications, Inc. (a)	1,634,800	46,640,844

Total Common Stocks (Cost $3,364,925,060)		2,290,281,538
Securities Lending Collateral 46.0%
Daily Assets Fund Institutional, 1.05% (b) (c) (Cost $1,052,207,373)	1,052,207,373	1,052,207,373

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $4,417,132,433) †	146.0	3,342,488,911
Other Assets and Liabilities, Net	(46.0)	(1,052,413,741)

Net Assets	100.0	2,290,075,170

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $4,428,700,083. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $1,086,211,172. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $244,865,785 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,331,076,957.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2009 amounted to $991,672,162 which is 43.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 3,342,488,911
Level 2	-
Level 3	-
Total	$ 3,342,488,911

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009